Consolidated Statements of Changes in Equity ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Share capital CNY (¥)	Share capital USD ($)	Subscription receivable CNY (¥)	Subscription receivable USD ($)	Additional paid- in capital CNY (¥)	Additional paid- in capital USD ($)	Other reserves CNY (¥)	Other reserves USD ($)	Accumulated losses CNY (¥)	Accumulated losses USD ($)	Parent CNY (¥)	Parent USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)
Beginning balance at Dec. 31, 2020	¥ 14,558						¥ 147,986				¥ (133,428)		¥ 14,558
Comprehensive loss
Net loss for the year	(260,462)										(260,462)		(260,462)
Total comprehensive loss for the year	(260,462)										(260,462)		(260,462)
Transactions with equity holders:
Contribution from a controlling shareholder	264,555						264,555						264,555
Share-based payments from the ESOP	10,788						10,788						10,788
Ending balance at Dec. 31, 2021	29,439						423,329				(393,890)		29,439
Comprehensive loss
Net loss for the year	(5,637,365)										(5,637,365)		(5,637,365)
Other comprehensive loss	(35,201)								¥ (35,201)				(35,201)
Total comprehensive loss for the year	(5,672,566)								(35,201)		(5,637,365)		(5,672,566)
Transactions with equity holders:
Subdivision of shares			¥ 110,375				(110,375)
Issuance of shares	3,943,584		25,910				3,917,674						3,943,584
Deemed issuance of shares upon the Merger transaction	1,891,984		10,226				1,881,758						1,891,984
Exercise of option	5,422		219				5,203						5,422
Contribution from a controlling shareholder	27,179						27,179						27,179
Share-based payments from the ESOP	195,669						195,669						195,669
Share-based payments from the controlling shareholder ESOP	18,163						18,163						18,163
Ending balance at Dec. 31, 2022	438,874		146,730				6,358,600		(35,201)		(6,031,255)		438,874
Comprehensive loss
Net loss for the year	(1,307,150)	$ (184,108)									(1,306,913)		(1,306,913)		¥ (237)
Other comprehensive loss	(30,498)	(4,296)							(30,498)				(30,498)
Total comprehensive loss for the year	(1,337,648)	(188,404)	0				0		(30,498)		(1,306,913)		(1,337,411)		(237)
Transactions with equity holders:
Issuance of shares	149,011		7,175		¥ (4,696)		146,532						149,011
Exercise of option	2,361		3,471				(1,110)						2,361
Transaction cost related to issuance of shares	(18,285)						(18,285)						(18,285)
Conversion of convertible bonds to shares	319,335		7,807				311,528						319,335
Capital contributions from non-controlling shareholders	4,279														4,279
Non-controlling interests arising from business combination	(608)														(608)
Share-based payments from the ESOP	393,825						393,825						393,825
Share-based payments from the controlling shareholder ESOP	5,251						5,251						5,251
Ending balance at Dec. 31, 2023	¥ (43,605)	$ (6,141)	¥ 165,183	$ 23,266	¥ (4,696)	$ (661)	¥ 7,196,341	$ 1,013,583	¥ (65,699)	$ (9,254)	¥ (7,338,168)	$ (1,033,559)	¥ (47,039)	$ (6,625)	¥ 3,434	$ 484